Investment Risks - The Nightview Fund	May 30, 2025
Prospectus [Line Items]
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The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no assurance that the Fund will achieve its investment objective.

Please see “Additional Principal Risk Information” in this Prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. The first five risks are presented in an order that reflects the Adviser’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The remaining risks are presented in alphabetical order to facilitate your ability to find particular risks and compare them with the risk of other funds. The Fund is not required to and will not update this Prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Equity Securities Risk [Member]
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Equity Securities Risk. The prices of equity securities held by the Fund may rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole.

Market Risk [Member]
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Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The Fund’s investments may decline in value due to factors affecting securities markets generally, or particular industries or sectors represented in those markets. The Fund’s investments are subject to the following market-related risks, among others: significant earnings shortfalls or gains, inflation, recessions, government shutdowns, market closures, market manipulation and other fraudulent practices, trade disputes, tariff arrangements, sanctions, and cybersecurity attacks; geopolitical risks, including wars, military conflict, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; and widespread disease, including pandemics and epidemics. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non Diversification Risk [Member]
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Non-Diversification Risk. Investment in the securities of a limited number of issuers or sectors exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities and sectors.

Issuer Specific Risk [Member]
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Issuer-Specific Risk. Changes in the financial condition or market perception of an issuer may have a negative impact on the value of the Fund, and this risk may be exacerbated but by the relatively small number of positions that the Fund holds.

Secondary Market Liquidity Risk [Member]
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Secondary Market Liquidity Risk. Shares of the Fund may trade at prices other than NAV. As with all exchange traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. The trading prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. When an ETF is first launched, it is unlikely to have immediate secondary market liquidity. There is likely to be a lead market maker making markets of significant size, but it is unlikely there will be many market participants on day one of trading. This lack of secondary market liquidity may make it difficult for investors to transact in Fund shares in the market, and the market price consequently may deviate from the Fund’s NAV. As the Fund begins to trade and as client interest increases, more and more market participants buy or sell shares of the Fund and secondary market liquidity will grow. While all ETFs can be held for prolonged periods or intraday, some ETFs experience more secondary market trading than others.

Cash Transactions Risk [Member]
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Cash Transactions Risk. Although the Fund effects its creations and redemptions primarily in-kind, unlike other ETFs, the Fund may effect certain creations and redemptions for cash rather than in-kind securities. In effecting such cash transactions, the Fund will incur brokerage costs that might not have been incurred if the purchase or redemption of creation units were effected in kind, and these costs could be imposed on the Fund, and thus decrease the Fund’s net asset value, to the extent that the costs are not offset by a transaction fee payable by an authorized participant. When the Fund effects its creations and redemptions for cash, it also may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Early Close Trading Halt Risk [Member]
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

Foreign Security Risk [Member]
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Foreign Security Risk. Foreign investments, including ADRs, are subject to sovereign risk and may be adversely affected by changes in currency exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Depending on the specifics of the investment, the Fund’s foreign investments may also be subject to the following specific risks:

●	ADR Risk. Investments in ADRs are subject to many of the same risks that are associated with direct investments in securities of foreign issues (see, “Foreign Security Risk” above). These risks may adversely affect the value of the Fund’s investments in ADRs. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Growth Investing Risk [Member]
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Growth Investing Risk. To the extent that the Fund invests in growth-oriented securities, the Adviser’s perception of the underlying companies’ growth potentials may be wrong, or the securities purchased may not perform as expected.

Large Or Mega Cap Company Risk [Member]
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Large or Mega-Cap Company Risk. The Fund will invest a relatively large percentage of its assets in the securities of large-capitalization and/or mega-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large capitalization companies and/or mega-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Limited Authorized Participants Market Makers And Liquidity Providers Risk [Member]
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Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, the Fund’s shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Management Risk [Member]
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Management Risk. The Adviser continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objectives. However, the achievement of the stated investment objectives cannot be guaranteed. Various legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to the Adviser in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objectives. The Adviser’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. The models used by the Adviser may not perform as expected, particularly in volatile markets. If the Adviser is incorrect in its assessment of the income, growth or price realization potential of the Fund’s holdings or incorrect in its assessment of general market or economic conditions, then the value of the Fund’s shares may decline.

Mid Cap Company Risk [Member]
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Mid-Cap Company Risk. Mid-cap companies involve greater risk of loss and price fluctuation than larger companies. Many of these companies are younger and have a more limited track record than larger companies. Their securities may trade less frequently and in more limited volume than those of more mature companies making them more volatile and more difficult to buy or sell at an acceptable price. These companies may also lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

New Fund Risk [Member]
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New Fund Risk. The Fund is newly formed, which may result in additional risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. The Fund may be liquidated by the Board of Trustees (the “Board”) without a shareholder vote. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Operational Risk [Member]
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Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Sector Risk [Member]
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Sector Risk. The Adviser may allocate more of the Fund’s investments to a particular sector or sectors in the market. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors. Because the Fund is also non-diversified and has a relatively small number of issuers, poor performance by such sectors, or even by individual issuers within such sectors, may adversely affect the Fund’s performance, including its performance relative to the Fund’s benchmark, which is more diversified and less sector targeted than the Fund.

Small Cap Company Risk [Member]
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Small-Cap Company Risk. Investments in securities of small-cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Small-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels, or financial resources, and the management of such companies may be dependent on one or a few key people. The equity securities of small-cap companies are generally less liquid than the equity securities of larger companies.

Smaller Fund Risk [Member]
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Smaller Fund Risk. A smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Trading Risk [Member]
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Trading Risk. Shares of the Fund may trade on the NYSE Arca (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such circumstances, the Fund’s shares could trade at a premium or discount to their NAV.

Value Investing Risk [Member]
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Value Investing Risk. The determination that a security is undervalued is subjective. Investments in “value” securities may never reach what the Adviser believes are their full fair market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudges those values. In addition, value stocks may fall out of favor with investors, decrease in value, and underperform growth stocks during given periods.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money.
Risk Not Insured [Member]
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Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
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Risk [Text Block]	Investment in the securities of a limited number of issuers or sectors exposes the Fund to greater market risk and potentially greater market losses than if its investments were diversified in securities and sectors.